The Company (Details) (USD $)	0 Months Ended
	May 27, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		72.80%
Share Price (in Dollars per share)		$ 0.04	$ 0.03
Debt Instrument, Face Amount (in Dollars)		$ 15,275,000	$ 15,275,000	$ 15,275,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	56,173,248		1,051,074
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.62
Gross Proceeds From Private Placement	30,550,000
Debt Issuance Cost	2,524,963
Damage For Liquidation	532,161
Proceeds from Issuance of Private Placement	27,492,876
Selling Expense	2,120,125
On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			72.80%
Series A-1 [Member]
The Company (Details) [Line Items]
Share Price (in Dollars per share)	$ 5.20
Series A-2 [Member]
The Company (Details) [Line Items]
Share Price (in Dollars per share)	$ 5.70
Private Placement [Member] | Series A-2 Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	2,679,824
Private Placement [Member] | Convertible Promissory Notes Payable [Member]
The Company (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	15,275,000
Common Stock [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%	100.00%
Preferred Stock [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		8.20%	8.20%
Series A-1 Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	2,937,500
Debt Issuance Cost	$ 886,422